Subsequent events - Sale and Leaseback Agreements (Details)	1 Months Ended					2 Months Ended	3 Months Ended		6 Months Ended
	Sep. 30, 2018 USD ($)	Aug. 31, 2018 USD ($)	Jul. 31, 2018 USD ($) item	Jun. 30, 2018 USD ($) item	May 31, 2018 USD ($) item	Sep. 30, 2018 USD ($)	Sep. 30, 2018 USD ($)	Jun. 30, 2018 USD ($) item	Jun. 30, 2018 USD ($) item	Jun. 30, 2017 USD ($)
Subsequent events
Repayments									$ 167,491,000	$ 283,473,000
Amortization of deferred financing fees									6,191,000	6,640,000
Write-off of deferred financing fees									7,035,000	867,000
K-Sure Credit Facility
Subsequent events
Write-off of deferred financing fees									3,300,000
BNPP Credit Facility
Subsequent events
Write-off of deferred financing fees									$ 100,000	$ 500,000
Sale and Leaseback of Four Product Tankers
Subsequent events
Number of product tankers in sale and leaseback agreements | item				4				4	4
Number of sale and leaseback transactions | item				2
Aggregate borrowing under arrangement		$ 116,000,000
Sale and leaseback term				7 years
Amortization of deferred financing fees								$ 200,000
Write-off of deferred financing fees		2,200,000
Sale and Leaseback of Four Product Tankers | Credit Suisse Credit Facility
Subsequent events
Repayments		26,500,000
Sale and Leaseback of Four Product Tankers | K-Sure Credit Facility
Subsequent events
Repayments		46,600,000
Sale and Leaseback of Four Product Tankers | MR
Subsequent events
Number of product tankers in sale and leaseback agreements | item				2				2	2
Borrowing amount per tanker		24,000,000
Leaseback, daily rate				$ 7,935				$ 7,935	$ 7,935
Sale and Leaseback of Four Product Tankers | LR2/Aframax
Subsequent events
Number of product tankers in sale and leaseback agreements | item				2				2	2
Borrowing amount per tanker		34,000,000
Leaseback, daily rate				$ 11,040				$ 11,040	$ 11,040
2018 CMB Sale and Leaseback
Subsequent events
Amortization of deferred financing fees								600,000
Write-off of deferred financing fees		1,500,000
2018 CMB Sale and Leaseback | K-Sure Credit Facility
Subsequent events
Repayments		39,700,000
2018 CMB Sale and Leaseback | CMBFL Sale and Leaseback
Subsequent events
Aggregate borrowing under arrangement		141,600,000
Sale and leaseback term			8 years
Quarterly principal installments per vessel			$ 400,000
2018 CMB Sale and Leaseback | CMBFL Sale and Leaseback | London Interbank Offered Rate (LIBOR)
Subsequent events
Interest rate spread			3.20%
2018 CMB Sale and Leaseback | DVB 2017 Credit Facility
Subsequent events
Repayments		33,500,000
2018 CMB Sale and Leaseback | BNPP Credit Facility
Subsequent events
Repayments		14,400,000
2018 CMB Sale and Leaseback | MR
Subsequent events
Number of product tankers in sale and leaseback agreements | item			6
AVIC Sale and Leaseback
Subsequent events
Amortization of deferred financing fees								800,000
Write-off of deferred financing fees						$ 1,200,000
AVIC Sale and Leaseback | Credit Suisse Credit Facility
Subsequent events
Repayments						26,100,000
AVIC Sale and Leaseback | K-Sure Credit Facility
Subsequent events
Repayments						13,000,000
AVIC Sale and Leaseback | AVIC International Leasing Co., Ltd
Subsequent events
Aggregate borrowing under arrangement						145,000,000
Sale and leaseback term			8 years
AVIC Sale and Leaseback | AVIC International Leasing Co., Ltd | London Interbank Offered Rate (LIBOR)
Subsequent events
Interest rate spread			3.70%
AVIC Sale and Leaseback | NIBC Credit Facility
Subsequent events
Repayments						32,700,000
AVIC Sale and Leaseback | Scotiabank Credit Facility
Subsequent events
Repayments						28,300,000
AVIC Sale and Leaseback | MR
Subsequent events
Number of product tankers in sale and leaseback agreements | item			3
AVIC Sale and Leaseback | MR | AVIC International Leasing Co., Ltd
Subsequent events
Borrowing amount per tanker						24,000,000
Quarterly principal installments per vessel			$ 500,000
AVIC Sale and Leaseback | LR2/Aframax
Subsequent events
Number of product tankers in sale and leaseback agreements | item			2
AVIC Sale and Leaseback | LR2/Aframax | AVIC International Leasing Co., Ltd
Subsequent events
Borrowing amount per tanker						$ 36,500,000
Quarterly principal installments per vessel			$ 800,000
China Huarong Sale and Leaseback
Subsequent events
Number of product tankers in sale and leaseback agreements | item					6
Amortization of deferred financing fees								$ 400,000
Write-off of deferred financing fees		800,000
China Huarong Sale and Leaseback | China Huarong Shipping Financial Leasing Co., Ltd
Subsequent events
Aggregate borrowing under arrangement		144,000,000
Sale and leaseback term					8 years
Quarterly principal installments per vessel					$ 600,000
China Huarong Sale and Leaseback | China Huarong Shipping Financial Leasing Co., Ltd | London Interbank Offered Rate (LIBOR)
Subsequent events
Interest rate spread					3.50%
China Huarong Sale and Leaseback | 2016 Credit Facility
Subsequent events
Repayments		$ 92,700,000
Sale and Leaseback of Four Product Tankers
Subsequent events
Number of product tankers in sale and leaseback agreements | item			4
Aggregate borrowing under arrangement	$ 88,000,000
Sale and leaseback term			8 years
Write-off of deferred financing fees	1,000,000
Quarterly principal installments per vessel			$ 500,000
Sale and Leaseback of Four Product Tankers | London Interbank Offered Rate (LIBOR)
Subsequent events
Interest rate spread			3.60%
Sale and Leaseback of Four Product Tankers | K-Sure Credit Facility
Subsequent events
Repayments	12,600,000
Sale and Leaseback of Four Product Tankers | DVB 2017 Credit Facility
Subsequent events
Repayments	14,800,000
Sale and Leaseback of Four Product Tankers | 2016 Credit Facility
Subsequent events
Repayments	30,000,000
Sale and Leaseback of Four Product Tankers | Handymax
Subsequent events
Number of product tankers in sale and leaseback agreements | item			2
Borrowing amount per tanker	21,200,000
Sale and Leaseback of Four Product Tankers | MR
Subsequent events
Number of product tankers in sale and leaseback agreements | item			2
Borrowing amount per tanker	$ 22,800,000
Sale and Leaseback of Seven Product Tankers
Subsequent events
Number of product tankers in sale and leaseback agreements | item			7
Aggregate borrowing under arrangement			$ 157,500,000
Sale and leaseback term			7 years
Amortization of deferred financing fees							$ 1,700,000
Sale and Leaseback of Seven Product Tankers | London Interbank Offered Rate (LIBOR)
Subsequent events
Interest rate spread			3.00%
Sale and Leaseback of Seven Product Tankers | MR
Subsequent events
Number of product tankers in sale and leaseback agreements | item			6
Quarterly principal installments per vessel			$ 500,000
Sale and Leaseback of Seven Product Tankers | LR2/Aframax
Subsequent events
Number of product tankers in sale and leaseback agreements | item			1
Quarterly principal installments per vessel			$ 600,000